Summary of material accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Material Accounting Policies [Abstract]
Disclosure of useful life of property, plant and equipment
The following table sets out the useful lives of certain assets depreciated using the straight-line basis:

Useful Life
Buildings, plant and equipment	2 to 20 years
Mobile equipment	2 to 10 years
Light vehicles and other mobile equipment	2 to 10 years
Furniture, computer and office equipment	2 to 5 years